UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     May 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $533,903 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101     5505   347100 SH       Sole                        0        0   347100
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    32028   300200 SH       Sole                        0        0   300200
AMERICAN COMMERCIAL LINES      COM NEW          025195207    11954   380100 SH       Sole                        0        0   380100
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    16141   538200 SH       Sole                        0        0   538200
APPLE INC                      COM              037833100    33262   358000 SH       Sole                        0        0   358000
BOEING CO                      COM              097023105    10225   115000 SH       Sole                        0        0   115000
CB RICHARD ELLIS GROUP INC     CL A             12497T101    17360   507900 SH       Sole                        0        0   507900
CISCO SYS INC                  COM              17275R102    41489  1625100 SH       Sole                        0        0  1625100
CONTINENTAL AIRLS INC          CL B             210795308    12562   345200 SH       Sole                        0        0   345200
CORNING INC                    COM              219350105    13658   600600 SH       Sole                        0        0   600600
CROCS INC                      COM              227046109    21744   460200 SH       Sole                        0        0   460200
GOLDMAN SACHS GROUP INC        COM              38141G104    27296   132100 SH       Sole                        0        0   132100
HOLOGIC INC                    COM              436440101    12767   221500 SH       Sole                        0        0   221500
JOY GLOBAL INC                 COM              481165108    11188   260800 SH       Sole                        0        0   260800
LAM RESEARCH CORP              COM              512807108    26562   561100 SH       Sole                        0        0   561100
MEMC ELECTR MATLS INC          COM              552715104    48052   793200 SH       Sole                        0        0   793200
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    24166   308400 SH       Sole                        0        0   308400
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    13531   241800 SH       Sole                        0        0   241800
NUANCE COMMUNICATIONS INC      COM              67020Y100     9142   597100 SH       Sole                        0        0   597100
NUTRI SYS INC NEW              COM              67069D108    15870   302800 SH       Sole                        0        0   302800
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    12054   127100 SH       Sole                        0        0   127100
RESEARCH IN MOTION LTD         COM              760975102    16502   120900 SH       Sole                        0        0   120900
RTI INTL METALS INC            COM              74973W107    17692   194400 SH       Sole                        0        0   194400
SANDISK CORP                   COM              80004C101    11432   261000 SH       Sole                        0        0   261000
SUN MICROSYSTEMS INC           COM              866810104    10525  1751300 SH       Sole                        0        0  1751300
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    11895   343700 SH       Sole                        0        0   343700
TIME WARNER TELECOM INC        CL A             887319101    12711   612000 SH       Sole                        0        0   612000
TITANIUM METALS CORP           COM NEW          888339207    13703   381900 SH       Sole                        0        0   381900
VERIFONE HLDGS INC             COM              92342Y109     9340   254300 SH       Sole                        0        0   254300
VERIGY LTD                     SHS              Y93691106    13547   577200 SH       Sole                        0        0   577200